Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment as of December 31, 2017 and 2016 consists of the following (in millions):

	2017	2016
Land	$31	$31
Buildings	228	204
Leasehold improvements	158	137
Computer equipment	1,073	909
Furniture, fixtures, and other equipment	167	207
	1,657	1,488
Accumulated depreciation and amortization	(1,047)	(862)
	$610	$626